Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements
(22)	Condensed Parent Company Only Financial Statements

The condensed financial position as of December 31, 2011 and 2010 and the condensed results of operations and cash flows for each of the years in the three-year period ended December 31, 2011 of Hampton Roads Bankshares, Inc., parent company only, are presented below (in thousands).

Condensed Balance Sheets

	2011	2010
Assets:
Cash on deposit with subsidiaries	$4,250	$28,040
Equity securities available for sale	1,175	1,261
Investment in subsidiaries	154,296	204,616
Other assets	2,586	5,698

Total assets	$162,307	$239,615

Liabilities:
Borrowings	$30,448	$29,347
Deferred tax liability	9,729	9,715
Other liabilities	8,462	9,758

Total liabilities	48,639	48,820
Shareholders' equity:
Common stock	346	334
Capital surplus	492,998	477,385
Retained deficit	(386,295)	(287,681)
Accumulated other comprehensive income, net of tax	6,377	345

Total shareholders' equity before non-controlling interest	113,426	190,383
Non-controlling interest	242	412

Total shareholders' equity	113,668	190,795

Total liabilities and shareholders' equity	$162,307	$239,615

Condensed Statements of Operations

	2011	2010	As Restated 2009
Income:
Dividends from subsidiaries	$—	$—	$1,750
Interest income	157	87	186
Other-than-temporary impairment of securities	(93)	(67)	(2,469)
Gain on sale of investment securities available for sale	—	467	9
Other income	235	16	62

Total income (loss)	299	503	(462)

Expenses:
Interest expense	2,421	3,274	4,151
Other expense	2,255	(34)	1,606

Total expense	4,676	3,240	5,757

Loss before income taxes and equity in undistributed earnings of subsidiaries	(4,377)	(2,737)	(6,219)
Income tax benefit	—	(294)	(2,697)
Equity in undistributed loss of subsidiaries	(94,237)	(208,896)	(197,928)

Net loss attributable to
Hampton Roads Bankshares, Inc.	(98,614)	(211,339)	(201,450)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	—	(112,114)	8,689

Net loss available to common shareholders	$(98,614)	$(99,225)	$(210,139)

Condensed Statements of Cash Flows

	2011	2010	As Restated 2009
Operating Activities:
Net loss	$(98,002)	$(210,356)	$(201,450)
Adjustments:
Equity in undistributed loss of subsidiaries	94,237	208,896	197,928
Amortization of intangibles	1,101	1,100	2,529
Stock-based compensation expense	110	157	630
Board fees	—	—	164
Other-than-temporary impairment	—	67	2,469
Change in other assets	3,313	(1,061)	(3,704)
Change in other liabilities	(1,282)	6,128	(12,236)

Net cash provided by (used in) operating activities	(523)	4,931	(13,670)

Investing Activities:
Proceeds from sales of equity securities	—	1,305	976
Net decrease in loans	—	—	429
Investment in subsidiaries	(38,000)	(230,000)	—

Net cash provided by (used in) investing activities	(38,000)	(228,695)	1,405

Financing Activities:
Net decrease in borrowings	—	(23,500)	(28,000)
Distributed non-controlling interest	(782)	(579)	—
Issuance of private placement shares, net	—	260,260	306
Issuance of rights offering shares	—	9,741	—
Issuance of common shares	15,515	—	—
Common stock repurchased	—	—	(544)
Common dividends paid, net	—	—	(4,261)
Preferred dividends paid and amortization of preferred stock discount	—	1,506	(7,182)
Forfeiture of nonvested stock	—	(38)	—
Excess tax benefit realized from stock options exercised	—	—	142
Proceeds from exercise of stock options	—	—	613

Net cash provided by (used in) financing activities	14,733	247,390	(38,926)

Increase (decrease) in cash and cash equivalents	(23,790)	23,626	(51,191)
Cash and cash equivalents at beginning of year	28,040	4,414	55,605

Cash and cash equivalents at end of year	$4,250	$28,040	$4,414